Goodwill and Other Intangible Assets - Summary of Changes in Gross Carrying Amount of Goodwill (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Goodwill [Line Items]
Goodwill, beginning balance	$ 1,993,990
Goodwill acquired during the year	182,117
Purchase price adjustments and other	(3,185)
Impairment losses	0
Goodwill, ending balance	2,172,922
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Goodwill [Line Items]
Goodwill, beginning balance	1,982,970
Goodwill acquired during the year	182,117
Purchase price adjustments and other	(3,185)
Impairment losses	0
Goodwill, ending balance	$ 2,161,902